Income Taxes - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Income tax [line items]
Name of subsidiary	Wheaton Precious Metals International Ltd.
Proportion of ownership interest in subsidiary	100.00%
Temporary difference relating to investments in foreign subsidiaries	$ 485
Canada [member]
Income tax [line items]
Non Capital Losses	134
Capital losses	46
Canada [member] | 2028 Expiration [member]
Income tax [line items]
Non Capital Losses	29
Canada [member] | 2029 Expiration [member]
Income tax [line items]
Non Capital Losses	9
Canada [member] | 2033 Expiration [member]
Income tax [line items]
Non Capital Losses	11
Canada [member] | 2034 Expiration [member]
Income tax [line items]
Non Capital Losses	5
Canada [member] | 2035 Expiration [Member]
Income tax [line items]
Non Capital Losses	21
Canada [member] | 2036 Expiration [member]
Income tax [line items]
Non Capital Losses	35
Canada [member] | 2037 Expiration [member]
Income tax [line items]
Non Capital Losses	24
Exempt from Tax on Repatriation [member]
Income tax [line items]
Temporary difference relating to investments in foreign subsidiaries	455
Taxable on Repatriation [member]
Income tax [line items]
Temporary difference relating to investments in foreign subsidiaries	$ 30